Label	Element	Value
Innovator Premium Income 30 Barrier ETF™ - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Innovator Premium Income 30 Barrier ETF™ - October | S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,976.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.20%
Innovator Premium Income 30 Barrier ETF™ - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF™ - October | S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $403.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 30 Barrier ETF™ - October | S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,033.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(17.80%)